Common Stock, Warrants and Options (Details Narrative)		1 Months Ended	3 Months Ended
	Jun. 07, 2024 CAD ($) shares	Jan. 31, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares
Units [Member]
Class of Stock [Line Items]
Proceeds from sale of units | $		$ 200,000
Per share sale price | $ / shares		$ 0.04
Shares issued new, units		5,000,000
Unit description		Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for two years to purchase one additional share of Common Stock at a price of CAD$0.05 per share.
Vendor [Member]
Class of Stock [Line Items]
Stock issued for services, shares	300,000	685,564
Share based compensation issued for services, value | $	$ 15,000	$ 34,278
Nubian Resources Ltd [Member]
Class of Stock [Line Items]
Granted shares			3,333,333
Exercise price | $ / shares				$ 0.06
Expiration date			Jan. 31, 2025
Initial valuation | $ / shares			$ 30,243
Total valuation | $			$ 34,215	$ 34,215
Adjustment in valuation | $			$ 3,972
Two Independent Directors [Member]
Class of Stock [Line Items]
Stock issued for services, shares	600,000
Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock issued for services, shares	600,000